Segments of Operations - Assets by segment (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Total assets	$ 50,134	$ 48,571	$ 45,893	$ 40,801
Annuity
Segment Reporting Information [Line Items]
Total assets		47,886	45,217	40,115
Run-off Life
Segment Reporting Information [Line Items]
Total assets		$ 685	$ 676	$ 686